Borrowings - Schedule of Excess Cash Flow Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Excess cash flow payments	$ 18,038	$ 7,892	$ 10,736
ABS I Notes
Disclosure of detailed information about borrowings [line items]
Excess cash flow payments	2,401	7,892	10,736
ABS VIII Notes
Disclosure of detailed information about borrowings [line items]
Excess cash flow payments	14,753	0	0
ABS IX Notes
Disclosure of detailed information about borrowings [line items]
Excess cash flow payments	$ 884	$ 0	$ 0